Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 2,550	$ 1,703
Receivables (less allowances of $45 in 2011 and $56 in 2010)	3,201	3,009
Inventories:
Leaf tobacco	3,463	4,026
Other raw materials	1,185	1,314
Finished product	3,472	2,977
Total inventory, net	8,120	8,317
Deferred income taxes	397	371
Other current assets	591	356
Total current assets	14,859	13,756
Land and land improvements	692	703
Buildings and building equipment	3,738	3,720
Machinery and equipment	7,880	7,857
Construction in progress	603	479
Total property, plant and equipment, at cost	12,913	12,759
Less: accumulated depreciation	6,663	6,260
Total property, plant and equipment, net	6,250	6,499
Goodwill	9,928	10,161
Other intangible assets, net	3,697	3,873
Other assets	754	761
TOTAL ASSETS	35,488	35,050
LIABILITIES
Short-term borrowings	1,511	1,747
Current portion of long-term debt	2,206	1,385
Accounts payable	1,031	835
Accrued liabilities:
Marketing and selling	519	393
Taxes, except income taxes	5,346	4,884
Employment costs	894	739
Dividends payable	1,341	1,162
Other	873	920
Income taxes	897	601
Deferred income taxes	176	138
Total current liabilities	14,794	12,804
Long-term debt	14,828	13,370
Deferred income taxes	1,976	2,027
Employment costs	1,665	1,261
Other liabilities	462	467
Total liabilities	33,725	29,929
Contingencies (Note 21)
Redeemable noncontrolling interests (Note 6)	1,212	1,188
STOCKHOLDERS' EQUITY
Common stock, no par value (2,109,316,331 shares issued in 2011 and 2010)
Additional paid-in capital	1,235	1,225
Earnings reinvested in the business	21,757	18,133
Accumulated other comprehensive losses	(2,863)	(1,140)
Total stockholders' equity before treasury stock	20,129	18,218
Less: cost of repurchased stock (383,407,665 and 307,532,841 shares in 2011 and 2010, respectively)	19,900	14,712
Total PMI stockholders' equity	229	3,506
Noncontrolling interests	322	427
Total stockholders' equity	551	3,933
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 35,488	$ 35,050